Stock-based Compensation - Restricted Share Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Outstanding Shares, Beginning	430,227
Outstanding Weighted Average Grant Date Fair Value, Beginning	$ 0.92
Granted Shares	79,014	430,227
Granted, Weighted Average Grant Date Fair Value	$ 0.93	$ 0.92
Vested restricted shares, shares	79,014	430,227
Vested restricted shares, Weighted Average Grant Date Fair Value	$ 0.93	$ 0.92
Outstanding Shares, End		430,227
Outstanding Weighted Average Grant Date Fair Value, End		$ 0.92